PROPERTY AND EQUIPMENT, NET	6 Months Ended
Mar. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 7 – PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	As of
	March 31, 2025	September 30, 2024
At cost:
Office equipment	$163,219	$161,937
Fixture and fittings	100,877	100,085
Motor vehicle	52,707	52,294
Exchange adjustment	(431)	2,488
	316,372	316,804
Less: accumulated depreciation	(303,765)	(294,507)
Total	$12,607	$22,297

Depreciation expense for the six months ended March 31, 2025 and 2024 was $9,663 and $11,753, respectively.

QMMM HOLDINGS LIMITED

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED MARCH 31, 2025 AND 2024